UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE ADIRONDACK SMALL CAP FUND

Schedule of Investments
December 31, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Total Net Assets

Common Stock
Agricultural Chemicals
4,500	CF Industries Holdings, Inc.	$ 115,380
11,000	Terra Industries, Inc.*	131,780
		247,160	2.77%

Beverage - Soft Drinks
8,500	Pepsi Americas, Inc.	178,330	2.00%

Biotechnology Research & Production
23,050	Trinity Biotech Plc ADS*	197,539	2.22%

Broadcasting & Cable TV
47,000	Spanish Broadcasting System, Inc.*	193,170	2.17%

Communications Technology
70,000	NMS Communications Corp.*	143,500	1.61%

Computer Services Software & System
38,100	Indus International, Inc.*	144,399
19,200	Keynote Systems, Inc.*	203,520
24,000	Lawson Software, Inc.*	177,360
25,000	Skillsoft Plc ADS*	155,250
33,000	Sumtotal Systems, Inc.*	199,650
		880,179	9.87%
Computer Technology
45,000	Adaptec, Inc.*	209,700
6,550	Entrust Technologies, Inc.*	27,969
13,500	Perot Systems Corp.*	221,265
		458,934	5.15%
Consumer Products
15,000	Playtex Products, Inc.*	215,850	2.42%

Consumer Discretionary - Apparel
20,500	Ashworth, Inc.*	148,830	1.67%

Contain & Package-Metal & Glass
9,000	Crown Holdings, Inc.*	188,280	2.11%

Drugs & Pharmaceuticals
4,600	King Pharmaceuticals, Inc. *	73,232	0.82%

Electrical & Electronics
23,000	DDI Corp.*	165,600
10,100	TTM Technologies, Inc. *	114,433
		280,033	3.14%
Electronics-Medical Systems
20,300	Cardiac Science Corp. *	163,821	1.84%

Entertainment
6,800	Dreamworks Animation SKG, Inc.*	200,532
30,000	Gray Television, Inc.	219,900
		420,432	4.71%
Fire, Marine & Casualty Insurance
12,000	Montpelier Re Holdings LTD	223,320	2.50%

Financial Miscellaneous
25,000	PMA Capital Corp.*	230,500	2.58%

Financial Data Process Services
28,000	Carreker Corp.*	213,920
22,500	eSpeed, Inc.*	196,425
		410,345	4.60%
Foods
18,000	Cal-Maine Foods, Inc.	154,440	1.73%

Home Health Care
39,000	Hooper Holmes, Inc.*	129,090	1.45%

Industrial
8,000	C & D Technologies, Inc.*	37,920	0.43%

Insurance-Life
6,000	Medallion Financial Corp.	74,220
10,000	The Phoenix Companies, Inc.	158,900
17,500	Scottish Re Group Ltd. *	93,450
		326,570	3.66%
Insurance-Property-Casualty
15,000	Penn Treaty American Corp.*	115,350	1.29%

Leisure Time
2,600	Callaway Golf Corp.	37,466	0.42%

Manufactured Housing
35,000	Cavalier Homes, Inc.*	145,600	1.63%

Medical & Dental Instruments & Supply
8,900	Vascular Solutions, Inc.*	77,697	0.87%

Paints & Coatings
8,000	Ferro Corp.	165,520	1.86%

Production Technical Equipment
3,400	Electro Scientific Industries, Inc.*	68,476
22,000	Mattson Technology, Inc.*	205,040
		273,516	3.07%
Radio & TV Broadcasters
15,200	Emmis Communications Corp.*	125,248	1.40%

Semiconductors & Related Equipment
18,000	AXT, Inc.*	84,960	0.95%

Semiconductors-Equipment & Material
22,000	Axcelis Technologies, Inc.*	128,260	1.44%

Semiconductors-Integrated Curcuits
10,900	Agere Systems, Inc. *	208,953	2.34%

Services- Commercial
10,000	Bisys Group, Inc.*	129,100	1.45%

Shoes
8,052	Kenneth Cole Productions, Inc.	193,167	2.17%

Utilities-Gas Distribution
22,800	Semco Energy, Inc.*	139,080	1.56%

Utilities-Gas Pipelines
39,000	Dynegy Inc.*	282,360	3.17%

TOTAL COMMON STOCKS (Cost $6,402,525)		7,407,752	83.07%

Cash and Equivalents
1,278,813	Huntington Treasury Money Market IV 4.35% (a)	1,278,813
435,000	Dickinson Press, Inc., 5.08%, 8/1/2018 (a) (b)	435,000
	(Cost $1,713,813)	1,713,813	19.22%

TOTAL INVESTMENTS (Cost $8,116,338)		9,121,565	102.29%

	Liabilities in excess of other Assets	-203,814	-2.29%

	TOTAL NET ASSETS	$ 8,917,751	100.00%

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the yield at December 31, 2006.
(b) Seven day floating rate security. Redeemable at par upon 7 days notice to the Huntington National Bank.
Credit enhancement (to investment grade) is provided by The Huntington National Bank in the form of a Standby Letter of Credit.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS
At December 31, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,116,338 amounted to $1,005,226 which consisted of aggregate gross unrealized appreciation of
$1,203,800 and aggregate gross unrealized depreciation of $198,574.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 28, 2007

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 28, 2007

* Print the name and title of each signing officer under his or her signature.